INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES
INCOME TAXES

15. INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries and VIEs in the PRC. It also has subsidiaries in the United States, Hong Kong, Singapore, Japan, France and Taiwan.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

The United States

Cheetah Mobile America and Mob Partner Inc. are incorporated in the United States and are subject to 35%for the federal income tax in United States and 8.84% for the state income tax in California.

Hong Kong

Cheetah Technology, HK Zoom, Youloft HK, Cheetah Information and Hong Kong Live.me are incorporated in Hong Kong and are subject to Hong Kong profits tax rate of 16.5%.

Singapore

Cheetah Mobile Singapore is incorporated in Singapore and is subject to Singapore corporate income tax rate of 17% in 2015. Started from 2016, the Singapore Economic Development Board provides a tax holiday of a reduced corporate tax rate at 5% on incremental income from qualifying activities to Cheetah Mobile Singapore for ten years from 2016 to 2025 under th Development Expansion Incentive scheme.

Japan

Kingsoft Japan is incorporated in Japan with paid-in capital in excess of JPY100 million and is subject to a national corporate income tax rate of 25.5% through March 31, 2015, and the income tax rate has been reduced to 23.9% and 23.4% since April 1, 2015 and April 1, 2016, respectively. Subsidiary of Kingsoft Japan with paid-in capital of no more than JPY100 million is taxed at a tax rate of 15% on first JPY8 million and at 23.4% on the portion over JPY8 million from April 1, 2016. Local income taxes, which are local inhabitant tax and enterprise tax, are also imposed on corporate income.

France

MobPartner and News Republic are incorporated in France and is subject to French corporate tax rate of 33.33%.

Taiwan

Taiwan Cheetah is incorporated in Taiwan and is subject to corporate tax rate of 17%.

PRC

The Company’s subsidiaries in the PRC and the VIEs are subject to the statutory rate of 25%, unless otherwise specified, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Pursuant to CaiShui [2008] No.1, qualified new software development enterprises are each entitled to a tax holiday of two-year full EIT exemption followed by three-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year. Conew Network and Chongqing Calendar, being qualified new software development enterprises, started each of their 2+3 tax holidays from 2013 and 2015, respectively. Further, Zhuhai Juntian, Beijing Security, Beijing Mobile, Beijing Network and Moxiu Technology being qualified as High New Technology Enterprise (“HNTE”) are entitled to the preferential income tax rate of 15% for three years.

Without the tax holidays, the Group’s income tax expenses would have increased by RMB40,509, RMB21,301 and RMB 31,470 (US$4,532) for the years ended December 31, 2014, 2015 and 2016, respectively. The impacts of the tax holidays on the basic earnings (losses) per share were an increase of RMB0.0314, RMB 0.0155 and RMB0.0227 (US$0.0033) for the years ended December 31, 2014, 2015 and 2016, respectively.

Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaties with certain jurisdictions.

Income (loss) before income taxes consists of:

	Year ended December 31,
	2014 (As adjusted)	2015 (As adjusted)	2016
	RMB	RMB	RMB	US$
PRC	218,060	154,095	(54,764)	(7,888)
Non-PRC	(118,860)	84,282	(14,132)	(2,035)

Total	99,200	238,377	(68,896)	(9,923)

The current and deferred portions of income tax expenses (benefits) included in the consolidated statements of comprehensive income (loss) are as follows:

	Year ended December 31,
	2014 (As adjusted)	2015 (As adjusted)	2016
	RMB	RMB	RMB	US$
Current income tax expenses	14,989	70,820	41,243	5,940
Deferred income tax expenses (benefits)	12,906	(7,080)	(53,432)	(7,696)

Income tax expenses (benefits) for the year	27,895	63,740	(12,189)	(1,756)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2014 (As adjusted)	2015 (As adjusted)	2016
	RMB	RMB	RMB	US$
Income (loss) before income tax	99,200	238,377	(68,896)	(9,923)
Income tax expense (benefit) computed at the PRC statutory tax rate of 25%	24,800	59,594	(17,224)	(2,481)
Effect of different tax rates in different jurisdictions	17,191	(21,538)	(18,988)	(2,735)
Effect of tax holiday and preferential tax rates	(54,944)	(35,434)	(20,969)	(3,020)
Research and development super-deduction	(37,483)	(47,179)	(54,081)	(7,789)
Non-deductible expenses(i)	51,979	84,348	75,085	10,814
Effect of change in tax rate	(8,795)	1,464	5,009	721
Outside basis difference on investment in VIEs	15,821	11,378	(2,847)	(410)
Withholding tax and others	530	6,160	10,962	1,579
Changes in valuation allowance	18,796	4,947	10,864	1,565

Income tax expenses (benefits)	27,895	63,740	(12,189)	(1,756)

(i)	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2015 and 2016 are as follows:

	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
Deferred tax assets, current portion:
Deferred revenue	111	646	92
Provision for doubtful debts	14,400	8,495	1,224
Tax loss carry forward	96	263	38
Accrued expenses	2,227	2,767	399
Government subsidies	1,383	2,354	339
Others	—	1,173	169
Less: Valuation allowance	13,166	171	25

Current deferred tax assets	5,101	15,527	2,236

Deferred tax assets, non-current portion:
Deferred revenue	—	1,566	226
Intangible assets and accrued expense	4,586	6,560	945
Foreign tax credit	1,222	—	—
Equity investment (gain) loss	(908)	10,725	1,545
Contingent consideration	1,434	777	112
Tax loss carry forward	27,517	84,824	12,217
Share-based compensation	—	11,206	1,614
Others	458	368	52
Less: Valuation allowance	21,466	41,217	5,936

Non-current deferred tax assets	12,843	74,809	10,775

Deferred tax liabilities, current portion:
Long-lived assets arising from acquisitions	414	—	—

Current deferred tax liabilities	414	—	—

Deferred tax liabilities, non-current portion:
Long-lived assets arising from acquisitions	37,897	54,176	7,803
Outside basis difference on investment in VIEs	61,109	58,262	8,391

Non-current deferred tax liabilities	99,006	112,438	16,194

The Group operates through several subsidiaries and VIEs and the valuation allowance is considered for each subsidiary and VIEs on an individual basis. As of December 31, 2015 and 2016, the Group’s total deferred tax assets before valuation allowances were RMB52,576 and RMB131,724 (US$18,972), respectively. As of December 31, 2015 and 2016, the Group recorded valuation allowances of RMB34,632 and RMB41,388 (US$5,961), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

Undistributed earnings of certain of the Company’s PRC subsidiaries amounted to approximately RMB588,704 and RMB654,425 (US$94,255) on December 31, 2015 and 2016, respectively. Those earnings are considered to be indefinitely reinvested; accordingly, no provision for PRC withholding tax has been provided thereon. Upon repatriation of those earnings in the form of dividends, the Group would be subject to PRC withholding tax at 10%. The PRC withholding tax rate could be reduced to 5% should the treaty benefit between Hong Kong and the PRC be applicable. As such, the amount of unrecognized deferred income tax liabilities are approximately ranging from RMB29,294 to RMB58,589 and RMB32,721 (US$4,713) to RMB 65,442 (US$9,426) as of December 31, 2015 and 2016, respectively.

Taxable outside basis differences are noted in the Group’s investment in Beijing Mobile, a VIE of the Group. The registered shareholders of Beijing Mobile are contractually required to remit dividends received from Beijing Mobile to Beijing Security. This distribution chain results in (i) taxable dividend from Beijing Mobile to its registered shareholders and (ii) a taxable contribution to Beijing Security when the proceeds are remitted to Beijing Security by the registered shareholders. The tax impact on the future cash distribution is recognized in deferred tax liabilities as “outside basis difference on investment in VIEs”.

As of December 31, 2016, the Group had taxable losses of approximately RMB320,369 (US$46,142) deriving from entities in the PRC, Hong Kong, France, USA, Taiwan and Singapore, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss will expire from 2017 to 2022; the USA taxable loss will expire from 2036 to 2037, the Taiwan taxable loss will not expire until 2021, the Hong Kong, France and Singapore taxable loss can be carried forward without an expiration date.

Unrecognized tax benefits

As of December 31, 2015 and 2016, the Group had unrecognized tax benefits of RMB46,615 and RMB61,557 (US$8,866), of which RMB29,948 and RMB 43,934 (US$6,328), respectively, were deducted against the deferred tax assets on tax losses carry forward, and the remaining amounts of RMB16,667 and RMB17,623 (U$2,538), respectively were presented in the other non-current liabilities in the consolidated balance sheets. The Group’s unrecognized tax benefits for the years ended December 31, 2015 and 2016 were primarily related to the tax-deduction of share-based compensation expenses and other expenses. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2015 and 2016, there are RMB16,667 and RMB13,228 (US$1,905) of unrecognized tax benefits that if recognized would impact the annual effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2015	2016
	RMB	RMB	US$
Balance at January 1	16,046	46,615	6,714
Additions based on tax positions related to current year	30,569	15,447	2,225
Reversal based on tax positions related to prior years	—	(505)	(73)

Balance at December 31	46,615	61,557	8,866

The Group recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expenses. For the years ended December 31, 2015 and 2016, the Group recognized approximately RMB638 and RMB3,489 (US$503) in interest and nil in penalties. The Group had approximately RMB1,494 and RMB4,983 (US$718) accrued interest as of December 31, 2015 and 2016, respectively.

As of December 31, 2016, the tax years ended December 31, 2011 through 2016 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities.